UNAUDITED QUARTERLY FINANCIAL DATA - Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended								4 Months Ended		8 Months Ended	12 Months Ended
	Sep. 27, 2020	Aug. 28, 2020	Apr. 04, 2021	Jan. 03, 2021	Jun. 28, 2020	Mar. 29, 2020	Dec. 29, 2019	Sep. 29, 2019	Jun. 30, 2019	Mar. 24, 2019	Jan. 03, 2021	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019	Dec. 30, 2018
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 79,372	$ 168,656	$ 269,182	$ 246,276	$ 241,977	$ 228,029	$ 201,756	$ 199,628	$ 188,432	$ 178,412		$ 325,648	$ 638,662	$ 768,228	$ 772,035
Operating income (loss)	(1,179)	3,117	9,299	221	17,451	12,213	(13,803)	24,882	18,494	9,173		(958)	32,781	38,746	19,383
Net (loss) income	(20,439)		(23,349)	(87,462)		1,692	(23,989)	10,323	2,917	(2,615)	$ (107,901)	(107,901)	3,420	(13,364)	(27,644)
Net (loss) income attributable to controlling interest	$ (18,119)	$ (4,824)	$ (22,529)	$ (81,811)	$ 6,552	$ 1,692	$ (24,654)	$ 9,600	$ 2,202	$ (3,320)		$ (99,930)	$ 3,420	$ (16,172)	$ (30,500)
Basic and Diluted (in dollars per share)	$ (0.31)		$ (0.30)	$ (1.32)								$ (1.64)